Derivative Liabilities - Fair Value of Derivative Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities	$ 114	$ (20)	$ 0
Common stock warrants
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities	63	(12)	0
Earnout shares liability
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities	$ 51	$ (8)	$ 0